Exhibit 99.4 Schedule 1

Client Name:
Client Project Name:	PRPM 2025-RCF6
Start - End Dates:	3/29/2022
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	0

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
135738	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1736: Significant time at current residence
- Clayton Comments:  The Borrower has resided in the current home for 15 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  The Borrower has been Employed with the same employer for 29 years.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTIS is 39.48%; guideline maximum is 50%.